Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Other Accounts Payable Abstract
Schedule of Other Accounts Payable	Other accounts payable are comprised of the following as of the below dates:
	December 31,
	2022	2021
Government institutions	$43,955	$39,480
Accrued expenses and other current liabilities	42,385	40,931
	$86,340	$80,411